Contracted Amounts Outstanding of Derivative Instruments (Detail) In Thousands	Mar. 31, 2011 Derivatives Designated as Hedging Instruments Foreign exchange forward contracts USD ($)	Mar. 31, 2011 Derivatives Designated as Hedging Instruments Foreign exchange forward contracts JPY (¥)	Mar. 31, 2011 Derivatives Designated as Hedging Instruments Commodity futures USD ($)	Mar. 31, 2011 Derivatives Designated as Hedging Instruments Commodity futures JPY (¥)	Mar. 31, 2010 Nondesignated Foreign exchange forward contracts JPY (¥)	Mar. 31, 2011 Nondesignated Interest rate currency swap agreements USD ($)	Mar. 31, 2011 Nondesignated Interest rate currency swap agreements JPY (¥)	Mar. 31, 2010 Nondesignated Interest rate currency swap agreements JPY (¥)
Derivative [Line Items]
Contractual amounts	$ 35,238	¥ 2,930,000	$ 23,620	¥ 1,964,000	¥ 123,000	$ 289	¥ 24,000	¥ 48,000